Equity - Hedging Reserve Schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 21, 2022
Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value	$ 92,695	$ 111,545
Fair Value - Assets	110	2,145
Fair Value - Liabilities	20	0
Cash flow hedges - effective portion of changes in fair value (Note 15)	(2,055)	1,005
Secured FSO loan 161.1M
Disclosure of maturity analysis for derivative financial liabilities [line items]
Notional Value			$ 161,100
Secured FSO loan 161.1M | Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Facility size	161,100	161,100	$ 150,000
Notional Value	92,695	111,545
Fair Value - Assets	110	2,145
Fair Value - Liabilities	20	0
Cash flow hedges - effective portion of changes in fair value (Note 15)	$ (2,055)	$ 1,005